Borrowings (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jan. 05, 2021	Oct. 31, 2020	Sep. 30, 2019	Jun. 21, 2019	Jan. 01, 2019	Mar. 22, 2018
Disclosure of detailed information about borrowings [line items]
Current liabilities	£ 3,500,000	£ 4,225,854
Non-current Liabilities	10,852,109	0			£ 2,668,800
Fair Value	£ 15,352,109	5,225,854			3,668,800		£ 1,000,000
Maturity of borrowings	3 years
Bridging finance
Disclosure of detailed information about borrowings [line items]
Current liabilities		800,000
Fair Value		800,000
Amount of loans issued		£ 800,000
Interest rate (in percent)		0.00%
Convertible loan notes A (treated as equity)
Disclosure of detailed information about borrowings [line items]
Fair Value	£ 1,000,000	£ 1,000,000
Amount of loans issued								£ 1,000,000
Interest rate (in percent)	0.00%
Convertible loan notes B
Disclosure of detailed information about borrowings [line items]
Current liabilities	£ 3,500,000	3,425,854
Non-current Liabilities					2,668,800
Fair Value	£ 3,500,000	3,425,854			£ 2,668,800
Amount of loans issued		£ 500,000				£ 3,000,000
Interest rate (in percent)	0.00%	0.00%
Redemption percentage on principal amount	20.00%	20.00%
Future fund loan
Disclosure of detailed information about borrowings [line items]
Non-current Liabilities	£ 8,814,849
Fair Value	8,814,849
Amount of loans issued				£ 8,500,000
Convertible loan notes C
Disclosure of detailed information about borrowings [line items]
Non-current Liabilities	2,037,260
Fair Value	£ 2,037,260
Amount of loans issued			£ 2,000,000
Interest rate (in percent)	8.00%